Information on geographical areas	12 Months Ended
Dec. 31, 2024
Disclosure of geographical areas [abstract]
Information on geographical areas
31 Information on geographical areas
ING Group’s business lines operate in different geographical areas: the Netherlands, Belgium, Germany, Rest of Europe and Rest of the World. The geographical analyses are based on the location of the office from which the transactions are originated and do not include countries where ING only has representation offices. The Netherlands is ING Group’s country of domicile.
In order to increase ING Group’s tax transparency, additional financial information on a per country basis has been included in this disclosure: Tax paid represents all income tax paid to and/or received from tax authorities in the current year, irrespective of the fiscal year to which these payments or refunds relate. Total assets by country do not include intercompany balances and reconcile to the total assets in the consolidated statement of financial position of ING Group.
ING Group is subject to top-up tax (Global Anti-Base Erosion Model Rules (Pillar Two)) in relation to its operations in countries where the effective tax rate falls below 15%. This includes Switzerland, Ireland and Bulgaria as a result of their lower nominal tax rates, as well as Singapore, where special local tax rates for certain types of income reduce the effective tax rate.
ING Group has applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when it is incurred. The total top-up tax that is expected to be paid by ING Group per jurisdiction over 2024 amounts to EUR 9.5 million.

Overview Top up tax to be paid per jurisdiction
Country	Top-up tax (EUR million)
Singapore[1]	6.5
Ireland[2]	2.1
Bulgaria[2]	0.6
Switzerland[2]	0.3
9.5
[1] Booked and to be paid in the Netherlands.
[2] Booked and to be paid locally.

The table below provides additional information, for the years 2024, 2023 and 2022 respectively, on names of principal subsidiaries and branches, the nature of main activities and the average number of employees on a full-time equivalent basis by country/tax jurisdiction.

Additional information by country
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main (banking) activity	Average number of employees at full time equivalent basis			Total income			Total assets			Result before tax			Taxation			Tax paid
				2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Netherlands	Netherlands	ING Bank N.V.	Wholesale / Retail	14,821	14,449	14,488	5,201	5,171	8,831	301,955	294,485	310,912	1,408	1,445	4,874	519	461	1,399	589	601	376
Belgium	Belgium	ING België N.V.	Wholesale / Retail	5,994	6,392	6,582	2,767	1,917	4,365	136,765	128,391	128,323	759	-119	2,297	198	7	584	272	169	152
	Luxembourg	ING Luxembourg S.A.	Wholesale / Retail	887	939	927	469	587	503	13,961	14,435	18,415	192	328	262	48	84	66	116	40	37
Germany	Germany	ING DiBa A.G.	Wholesale / Retail	5,460	5,499	5,573	2,582	1,244	8,573	174,500	171,899	167,516	853	-221	6,798	280	-55	2,176	663	904	189
Rest of Europe	Poland [1]	ING Bank Slaski S.A	Wholesale / Retail	11,575	11,677	11,130	2,620	2,350	1,652	56,090	52,134	45,598	1,313	1,236	544	280	286	143	231	136	-23
	Spain	Branch of ING Bank N.V.	Wholesale / Retail	1,692	1,576	1,439	1,224	1,156	899	35,917	33,092	32,277	549	533	321	174	125	105	185	114	101
	Italy	Branch of ING Bank N.V.	Wholesale / Retail	1,235	1,190	1,118	513	433	345	16,444	14,832	14,152	119	128	63	38	54	22	16	19	2
	Romania [1]	Branch of ING Bank N.V.	Wholesale / Retail	4,282	3,971	3,580	749	690	584	12,937	11,496	10,555	401	396	324	67	61	51	76	55	67
	Türkiye	ING Bank A.S.	Wholesale / Retail	2,795	2,973	3,076	142	14	64	4,897	4,770	5,400	-110	-232	-143	18	-20	65	5	29	79
	UK	Branch of ING Bank N.V.	Wholesale	741	722	692	811	758	693	59,615	50,572	46,066	249	510	286	52	131	81	70	101	58
	Switzerland	Branch of ING Bank N.V.	Wholesale	300	292	277	228	248	290	9,086	8,501	9,513	104	137	182	16	19	25	29	52	45
	France [2,3]	Branch of ING Bank N.V.	Wholesale	194	194	600	214	221	557	7,928	8,458	9,086	-23	91	228	-3	25	60	9	7	22
	Ireland	Branch of ING Bank N.V.	Wholesale	119	82	72	135	83	66	3,593	3,907	2,773	102	71	28	15	9	3	12	8	6
	Czech Republic	Branch of ING Bank N.V.	Wholesale	122	134	137	77	76	78	3,382	3,191	3,192	37	33	38	8	6	6	4	10	13
	Hungary	Branch of ING Bank N.V.	Wholesale	128	127	120	63	85	82	2,179	1,893	1,993	6	35	38	3	7	5	9	9	2
	Russia	ING Bank (Eurasia) Z.A.O.	Wholesale	236	259	272	139	136	246	764	925	2,783	99	151	128	19	31	9	21	20	21
	Slovakia [1]	Branch of ING Bank N.V.	Wholesale	1,489	1,347	1,129	22	20	15	612	618	391	8	11	-1	3	2	1	4	2	0
	Portugal	Branch of ING Bank N.V.	Wholesale	11	10	11	23	17	15	815	620	689	18	12	9	4	3	3	4	2	2
	Ukraine	PJSC ING Bank Ukraine	Wholesale	92	91	91	45	53	45	651	590	385	29	44	9	14	22	2	25	7	2
	Bulgaria	Branch of ING Bank N.V.	Wholesale	64	61	60	27	23	15	570	530	436	13	11	1	2	1	0	2	1	0
	Austria	Branch of ING Bank N.V.	Wholesale	20	17	17	10	9	19	394	383	261	-2	-4	9	0	-1	2	0	1	3
[1]    Includes significant number of FTEs in relation to global services provided.
[2]    Public subsidies received, as defined in article 89 of the CRD IV, amounts to EUR 0.1 million (2023: EUR 0.2 million; 2022: EUR 0.1 million).
3    In 2022, ING exited from the retail banking markets in France and the Philippines.

Additional information by country (continued)
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main (banking) activity	Average number of employees at full-time equivalent basis			Total income			Total assets			Result before tax			Taxation			Tax paid
				2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Rest of the World	Australia	ING Bank (Australia) Ltd.	Wholesale / Retail	1,994	1,820	1,556	994	1,033	948	53,895	52,734	52,728	460	572	557	142	174	172	195	185	135
	USA	ING Financial Holdings Corp.	Wholesale	659	603	586	1,277	1,124	892	65,197	66,143	65,024	759	654	413	195	185	115	175	183	135
	Singapore	Branch of ING Bank N.V.	Wholesale	572	576	565	474	354	354	34,593	26,816	25,701	333	172	105	44	24	14	24	13	21
	Japan	Branch of ING Bank N.V.	Wholesale	32	32	31	42	40	30	9,570	14,267	5,128	25	17	20	5	7	7	4	10	-1
	South Korea	Branch of ING Bank N.V.	Wholesale	86	86	78	86	92	86	8,050	6,167	7,989	32	39	47	7	9	12	7	24	7
	Hong Kong	Branch of ING Bank N.V.	Wholesale	100	104	103	76	101	82	3,512	4,378	4,343	24	-18	-33	4	-2	-5	0	0	0
	Taiwan	Branch of ING Bank N.V.	Wholesale	37	37	35	27	39	33	3,507	2,597	3,578	4	0	-16	1	1	-5	3	0	4
	China	Branch of ING Bank N.V.	Wholesale	78	78	76	29	18	30	1,935	998	1,181	-5	-12	4	-1	2	5	0	-9	13
	Philippines [1,3]	Branch of ING Bank N.V.	Wholesale	5,290	4,079	3,098	16	10	10	477	403	381	14	1	-39	3	2	8	3	2	2
	United Arab Emirates	Branch of ING Bank N.V.	Wholesale	12	11	10	0	-2	-1	1	1	1	0	-3	-1	0	0	0	0	0	0
	Sri Lanka	Branch of ING Hubs B.V.	Global services	5	4	4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Brazil	ING ADMINISTRAÇÃO LTDA.	In run-off / liquidation	0	2	30	4	18	17	63	73	57	3	17	9	25	0	1	1	4	5
	Mexico	ING Consulting, S.A. de C.V.	In run-off / liquidation	0	0	6	0	0	0	0	0	1	0	0	-2	0	0	0		0	0
	Canada	Payvision Canada Services Ltd.	Dissolved in 2023		0	0		0	0		0	0		0	0		0	0		0	0
	Macau	Payvision Macau Ltd.	Liquidated in 2022			0			0			0			0			0			0
	Indonesia	PT ING Securities Indonesia	Liquidated in 2022			0			0			0			0			0			0
	Malaysia	Branch of ING Bank N.V.	Closed in 2022			0			0			1			0			0			0
	Mauritius	ING Mauritius Investment I	Liquidated in 2022			0			0			0			0			0			0
Total				61,121	59,434	57,569	21,087	18,121	30,418	1,023,856	980,299	976,834	7,772	6,037	17,358	2,181	1,662	5,130	2,754	2,700	1,474
[1]     Includes significant number of FTEs in relation to global services provided.
3     In 2022, ING exited from the retail banking markets in France and the Philippines.
2024
The higher tax charge of 37% in the Netherlands (compared to the statutory rate of 25.8%) was mainly caused by the non-deductible Dutch bank tax (EUR 246 million) and other non-deductible expenses.
The positive tax charge reported for ING Türkiye with respect to its loss was mainly caused by the non-deductibility for tax purposes of the accounting loss based on hyperinflation accounting.
The high tax charge in Brazil is caused by tax corrections prior periods in connection with the run-off of our Brazilian operations.
ING has taken on no new business with Russian companies in 2024, has scaled down operations and has taken actions to separate the business from ING’s networks and systems. On 28 January 2025, ING announced that it has reached an agreement on the sale of its business in Russia to Global Development JSC. For further information, reference is made to Note 48 'Subsequent events '.
2023
The higher tax charge of 32% in the Netherlands (compared to the statutory rate of 25.8%) was mainly caused by the non-deductible Dutch bank tax (EUR 189 million) and other non-deductible expenses.
The lower tax charge in Spain was caused by a tax refund (EUR 43 million) regarding previous years.
ING continued reducing Russian-related exposure during 2023, the local results on a standalone basis were positively impacted by releases of loan loss provisions following improved macroeconomic indicators and decrease in exposures following sales and repayments.
The lower negative tax charge reported for ING Türkiye with respect to its loss was mainly caused by the non deductibility for tax purposes of the accounting loss based on hyperinflation accounting.
2022
The higher tax charge of 29% in the Netherlands (compared to the statutory rate of 25.8%) was mainly caused by the non-deductible Dutch bank tax (EUR 179 million) and the non-deductible impairments regarding goodwill ING Türkiye (EUR 32 million) and TTB (EUR 165 million).
The higher positive tax charge of Türkiye combined with an accounting loss based on hyperinflation accounting was mainly caused by the non deductibility of this loss for tax purposes.
Since the Russian invasion of Ukraine, our strategy is no new business with Russian clients, including Russian-owned entities outside of Russia, and to get existing Russia-related credit exposures repaid as quickly as possible. These exposures are booked in various countries and totalled EUR 6.7 billion, published on 4 March
2022. Remaining at risk for ING Group at year-end 2022 is EUR 0.3 billion local equity and EUR 2.5 billion credit exposures booked outside of Russia. In 2022, ING's results in connection with Russia-related credit exposures declined significantly, as we have recognized EUR 0.5 billion risk costs related to these exposures. The local results on a standalone basis were higher compared to 2021. This was driven by the high local interest-rate environment and increased rouble inflow from existing, predominantly non-Russian, clients. Under local law and banking regulations, ING Russia must accept these rouble inflows. Furthermore, the local result before tax expressed in EUR (EUR 128 million) was positively impacted by the appreciation of the rouble against the euro for an amount of EUR 80 million throughout 2022. Going forward, we will continue to actively reduce our Russia-related credit exposure.
The higher tax charge in Poland is mainly caused by non-deductible regulatory and other costs.